PROSPECTUS Fundamental. Thinking. Worldwide. Harding, Loevner Funds, Inc. February 28, 2025 Mutual Funds for Institutional Investors Global Equity Portfolio HLMVX: Institutional Class International Equity Portfolio HLMIX: Institutional Class International Developed Markets Equity Portfolio HLIDX: Institutional Class International Small Companies Portfolio HLMRX: Institutional Class Institutional Emerging Markets Portfolio HLMEX: Institutional Class Emerging Markets ex China Portfolio HLXCX: Institutional Class Chinese Equity Portfolio HLMCX: Institutional Class Frontier Emerging Markets Portfolio HLFMX: Institutional Class As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Harding Loevner

⬛ Table of Contents

1	Portfolio Summaries

1 Global Equity Portfolio

4 International Equity Portfolio

7 International Developed Markets Equity Portfolio

9 International Small Companies Portfolio

12 Institutional Emerging Markets Portfolio

16 Emerging Markets ex China Portfolio

19 Chinese Equity Portfolio

22 Frontier Emerging Markets Portfolio

25	Investment Objectives and Investment Process

27	Additional Information on Portfolio Investment Strategies and Risks

34	Management of the Fund

36	Shareholder Information

42	Distribution of Fund Shares

43	Financial Highlights

51	Privacy Notice

Global Equity Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLMVX

Investment Objective

The Global Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses[2]	0.87%
Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.86%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.85% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$277	$481	$1,072

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in companies based in the United States and other developed markets, as well as in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) the United States, Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies, which may include the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based both inside and outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

1

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Global Equity Portfolio – Institutional Class

The best calendar quarter return during the period shown above was 25.70% in the second quarter of 2020; the worst was -20.50% in the second quarter of 2022.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	5-Year	10-Year
Global Equity Portfolio – Institutional Class
Return Before Taxes	13.90%	7.72%	9.08%
Return After Taxes on Distributions[1]	7.53%	5.41%	7.16%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	12.79%	6.01%	7.14%
MSCI All Country World (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	17.49%	10.06%	9.23%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Jingyi Li, Richard Schmidt, Moon Surana and Sean Contant serve as the portfolio managers of the Global Equity Portfolio. Mr. Li has held his position since February 2019, Mr. Schmidt has held his position since February 2015 Ms. Surana has held her position since January 2022 and Mr. Contant has held his position since September 2024. Messrs. Li and Schmidt are the co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

2

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

International Equity Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLMIX

Investment Objective

The International Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.67%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	0.83%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the

Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies based in developed markets outside the United States as well as in companies in emerging and frontier markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 15 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Because some emerging market may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

4

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including foreign exchange risk and the political, economic, and social risks of the underlying issuer’s country.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the

Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

International Equity Portfolio – Institutional Class

The best calendar quarter return during the period shown above was 18.29% in the second quarter of 2020; the worst was -19.37% in the first quarter of 2020.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	5-Year	10-Year
International Equity Portfolio – Institutional Class
Return Before Taxes	1.23%	3.94%	5.81%
Return After Taxes on Distributions[1]	-0.27%	3.26%	5.36%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	1.99%	3.16%	4.75%
MSCI All Country World ex US (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	5.54%	4.10%	4.80%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Ferrill Roll, Andrew West, Uday Cheruvu and Patrick Todd serve as the portfolio managers of the International Equity Portfolio. Mr. Roll has held his position since October 2004, Mr. West has held his position since June 2014, Mr. Todd has held his position since January 2017 and Mr. Cheruvu has held his position since January 2024. Messrs. Roll and West are the co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

5

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

International Developed Markets Equity Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLIDX

Investment Objective

The International Developed Markets Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	-0.18%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.81%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the

Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$297	$530	$1,197

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies based in developed markets outside the United States. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 10 countries.

Factors bearing on whether a company is considered to be “based” in a developed market outside the United States may include: (1) it is legally domiciled in a developed market outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in a developed market outside the United States; or (3) it has the principal exchange listing for its securities in a developed market outside the United States.

The Portfolio will normally invest broadly in equity securities of companies domiciled in countries included in the MSCI World ex US Index. The MSCI World ex US Index includes stocks from 22 developed markets in Canada, Europe, Australasia, and the Far East. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based in developed markets outside the United States, securities convertible into such securities (including

7

Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

International Developed Markets Equity Portfolio – Institutional Class

The best calendar quarter return during the period shown above was 12.80% in the fourth quarter of 2023; the worst was -8.69% in the fourth quarter of 2024.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	Since Inception 9/28/2022
International Developed Markets Equity Portfolio
Return Before Taxes	1.32%	13.81%
Return After Taxes on Distributions[1]	1.10%	13.56%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	1.29%	10.91%
MSCI World ex US Net (USD) (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	4.70%	17.55%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Ferrill Roll, Patrick Todd, Andrew West and Uday Cheruvu serve as the portfolio managers of the International Developed Markets Equity Portfolio. Messrs. Roll, Todd and West have each held their position since the Portfolio’s inception and Mr. Cheruvu has held his position since January 2024.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

International Small Companies Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLMRX

Investment Objective

The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.95%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses[2]	1.19%
Fee Waiver and/or Expense Reimbursement[2,3]	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2],3	1.16%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expensess), as a percentage of average daily net assets, exceed 1.15% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the

Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$375	$651	$1,441

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.

Companies considered to be small are those having a market capitalization, at time of purchase, within the range of the market capitalization of companies in the Portfolio’s benchmark index, currently the MSCI All Country World ex US Small Cap Index (the “Index”). As of December 31, 2024, the range of market capitalization of companies in the Index was US $112.4 million to US $11.3 billion. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

9

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed the upper range of the market capitalization of the Index, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

Small Company Risk. The securities of small companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future. In accordance with new regulatory requirements, the Portfolio has selected the MSCI All Country World ex US Index as the Portfolio’s broad-based securities market index. The Portfolio has selected the MSCI All Country World ex US Small Cap Index as a secondary benchmark.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

International Small Companies Portfolio – Institutional Class

The best calendar quarter return during the period shown above was 24.24% in the second quarter of 2020; the worst was -26.25% in the first quarter of 2020.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	5-Year	10-Year
International Small Companies Portfolio – Institutional Class
Return Before Taxes	-6.79%	1.19%	4.83%
Return After Taxes on Distributions[1]	-6.93%	0.95%	4.41%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-3.66%	1.07%	3.93%
MSCI All Country World ex US (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	5.54%	4.10%	4.80%
MSCI All Country World ex US Small Cap (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	3.36%	4.30%	5.66%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Jafar Rizvi, Anix Vyas and Samuel Hosseini serve as the portfolio managers of the International Small Companies Portfolio. Mr. Rizvi has held his position since June 2011, Mr. Vyas has held

10

his position since April 2018 and Mr. Hosseini has held his position since September 2024. Messrs. Rizvi and Vyas are co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Institutional Emerging Markets Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLMEX

Investment Objective

The Institutional Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.85%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.22%
Total Annual Portfolio Operating Expenses[1]	1.07%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.05%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the

Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$338	$588	$1,304

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies that are based in emerging and frontier markets. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.

Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by

12

companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities, which includes frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (including China, which generally comprises a significant percentage of emerging markets benchmarks). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks associated with investing in China and Hong Kong.

Investments in China involve risk of a total loss due to government action or inaction or other adverse circumstances. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, among other methods. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. For example, there is a risk that the United States government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of China to take retaliatory measures.

Recent developments in relations between the United States, other trading partners, and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariff or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China, and therefore, the Portfolio.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries and, therefore, disclosure of certain material information may not be made. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the quality of audits performed in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. Consequently, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States, which may result in the unavailability of material information about issuers. The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.

As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and

13

economic systems for a period of at least 50 years. However, as of July 2020, the Chinese Standing Committee of the National People’s Congress enacted the law of the PRC on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Ongoing political tension between the People’s Republic of China and the Hong Kong Special Administrative Region will have impacts on the economy of Hong Kong, and these impacts remain uncertain. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.

Risk Relating to Investing in Taiwan. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, including the risk of war, which may materially affect the Taiwanese economy and its securities market.

Financials Sector Risk. The Portfolio is vulnerable to events affecting companies in the financials sector. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2024, the Portfolio had 24.7% of net assets invested in the financials sector.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including foreign exchange risk and the political, economic, and social risks of the underlying issuer’s country.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Institutional Emerging Markets Portfolio Institutional Class

The best calendar quarter return during the period shown above was 22.68% in the fourth quarter of 2020; the worst was -27.64% in the first quarter of 2020.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	5-Year	10-Year
Institutional Emerging Markets Portfolio – Institutional Class
Return Before Taxes	2.68%	-2.80%	1.65%
Return After Taxes on Distributions[1]	0.00%	-3.31%	1.33%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	4.12%	-1.87%	1.46%
MSCI Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	7.50%	1.70%	3.64%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Scott Crawshaw, Pradipta Chakrabortty, Lee Gao and Babatunde Ojo serve as the portfolio managers of the Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Chakrabortty has held his position since January 2015, Mr. Gao has held his position since January 2023 and Mr. Ojo has held his position since January 2024. Messrs. Crawshaw and Chakrabortty are the co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $500,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

14

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Emerging Markets ex China Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLXCX

Investment Objective

The Emerging Markets ex China Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.85%
Distribution (Rule 12b-1) Fees	None
Other Expenses	3.09%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses[2]	3.95%
Fee Waiver and/or Expense Reimbursement[2],3	-2.89%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2],3	1.06%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the

Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$938	$1,785	$3,982

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities (excluding the People’s Republic of China (“China” or “PRC”)), which includes frontier markets securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

The Portfolio invests primarily in companies that are based in emerging and frontier markets excluding China. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency.

The Portfolio normally holds investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be “based” in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

16

At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.

In addition to the 80% of its investments in emerging markets securities (excluding China), the Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. The Portfolio may invest in the securities of companies in emerging and frontier markets (excluding China). Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. In addition, companies in emerging and frontier markets may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. or developed market countries. Such companies may also be located in countries where the universe of eligible investments is impacted by U.S. sanctions laws. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other social, economic, regulatory and political factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

Risk Relating to Investing in Taiwan. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, including the risk of war, which may materially affect the Taiwanese economy and its securities market.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Financials Sector Risk. The Portfolio is vulnerable to events affecting companies in the financials sector. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2024, the Portfolio had 28.4% of net assets invested in the financials sector.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including foreign exchange risk and the political, economic, and social risks of the underlying issuer’s country.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

17

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Emerging Markets ex China Portfolio – Institutional Class

The best calendar quarter return during the period shown above was 11.43% in the fourth quarter of 2023; the worst was -7.45% in the fourth quarter of 2024.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	Since Inception 9/14/2022
Emerging Markets ex China Portfolio – Institutional Class
Return Before Taxes	-4.17%	5.18%
Return After Taxes on Distributions[1]	-4.30%	4.72%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	-2.02%	4.08%
MSCI Emerging Markets ex China Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	3.56%	9.45%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Pradipta Chakrabortty, Scott Crawshaw, Lee Gao and Babatunde Ojo serve as the portfolio managers of the Emerging Markets ex China Portfolio. Mr. Chakrabortty and Mr. Crawshaw have each held their position since the Portfolio’s inception, Mr. Gao has held his position since January 2023 and Mr. Ojo has held his position since January 2024.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire. Shares of the Portfolio may not be available for purchase by all investors through financial intermediaries. For more information, see the section captioned “Shareholder Information – Purchase and Redemption of Shares” in the Portfolio’s prospectus.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Chinese Equity Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLMCX

Investment Objective

The Chinese Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of Chinese companies.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	0.85%
Distribution (Rule 12b-1) Fees	None
Other Expenses	3.26%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses[2]	4.12%
Fee Waiver and/or Expense Reimbursement[2,3]	-2.96%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.16%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

3Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$981	$1,860	$4,125

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in Chinese companies. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.

Factors bearing on whether a company is considered a “Chinese company” may include: (1) it is legally domiciled in the People’s Republic of China (“China” or the “PRC”) or Hong Kong; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production in China or Hong Kong; or (3) it has the principal exchange listing for its securities in China or Hong Kong.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) (the “80% policy”) in common stocks, preferred stocks, rights, and warrants issued by Chinese companies, securities convertible into such securities (including depositary receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio may also invest in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). Because Chinese equity markets in some cases limit the amount of outstanding shares foreigners may own, or may otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to equity securities of Chinese companies. The Portfolio’s investments in these equity derivative instruments will be counted toward satisfaction of the Fund’s 80% policy, as such instruments are expected to have economic characteristics similar to the securities included within that policy. Such derivatives instruments will be valued on a “mark-to-market” basis.

19

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Chinese Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise. The value of China’s currency, the Renminbi (“RMB”) may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies of the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The RMB is currently not a freely convertible currency. The Chinese government places strict regulations on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of the PRC may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions may adversely affect the Portfolio and its investments.

Risks Associated with China and Hong Kong. Investing in Chinese companies will subject the Portfolio more generally to the risks associated with investing in China and Hong Kong.

Investments in China involve risk of a total loss due to government action or inaction or other adverse circumstances. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, among other methods. Changes in these policies could adversely impact affected industries or Chinese companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States. For example, there is a risk that the United States government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of China to take retaliatory measures.

Recent developments in relations between the United States, other trading partners, and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariff or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China, and therefore, the Portfolio.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries and, therefore, disclosure of certain material information may not be made. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the quality of audits performed in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. Consequently, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States, which may result in the unavailability of material information about issuers.

The Portfolio may also be limited in its ability to invest in certain securities by executive orders and other regulatory actions that target publicly-traded securities of Chinese companies.

As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. However, as of July 2020, the Chinese Standing Committee of the National People’s Congress enacted the law of the PRC on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Ongoing political tension between the People’s Republic of China and the Hong Kong Special Administrative Region will have impacts on the economy of Hong Kong, and these impacts remain uncertain. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Portfolio’s ability to trade in A-Shares during those periods. In addition, the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect programs, which are used by foreign investors to access China A-Shares, are relatively new structures that are subject to certain legal and structural risks.

A-Shares Tax Risk. Since the inception of the Stock Connect, foreign investors (including the Portfolio) investing in A-Shares through Stock Connect would be temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-Shares. Dividends would be subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Uncertainties in the Chinese tax rules could result in unexpected tax liabilities for the Portfolio.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical

20

or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

Small- and Mid-Capitalization Risk. The securities of small and medium-sized companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Chinese Equity Portfolio – Institutional Class

The best calendar quarter return during the period shown above was 19.14% in the third quarter of 2024; the worst was -24.03% in the third quarter of 2022.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	Since Inception 12/16/2020
Chinese Equity Portfolio – Institutional Class
Return Before Taxes	3.88%	-13.99%
Return After Taxes on Distributions[1]	3.69%	-14.08%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	2.58%	-9.98%
MSCI China All Shares Index USD Net	16.38%	-8.22%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Pradipta Chakrabortty, Jingyi Li, and Wenting Shen serve as the portfolio managers of the Chinese Equity Portfolio. Mr. Chakrabortty, Mr. Li and Ms. Shen have each held their position since the Portfolio’s inception in December 2020. Mr. Chakrabortty and Ms. Shen are the co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Frontier Emerging Markets Portfolio Portfolio Summary | February 28, 2025 | Institutional Class HLFMX

Investment Objective

The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Management Fees	1.15%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.30%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses[2]	1.46%

1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.

2Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$149	$462	$797	$1,746

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing, and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.

As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and the larger traditionally-recognized emerging markets of Taiwan, South Korea, South Africa, Brazil, India and China. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

22

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights, and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.

Because some frontier emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Frontier Emerging Market Risk. Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.

Concentration Risk. The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Financials Sector Risk. The Portfolio is vulnerable to events affecting companies in the financials sector. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier. As of October 31, 2024, the Portfolio had 37.5% of net assets invested in the financials sector.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including foreign exchange risk and the political, economic, and social risks of the underlying issuer’s country.

Portfolio Performance

The following bar chart shows how the investment results of the Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Frontier Emerging Markets Portfolio – Institutional Class

23

The best calendar quarter return during the period shown above was 20.40% in the second quarter of 2020; the worst was -32.00% in the first quarter of 2020.

Average Annual Total Returns
(for the Periods Ended December 31, 2024)
	1-Year	5-Year	10-Year
Frontier Emerging Markets Portfolio – Institutional Class
Return Before Taxes	8.77%	1.44%	0.40%
Return After Taxes on Distributions[1]	8.53%	1.25%	0.27%
Return After Taxes on Distributions and Sale of Portfolio Shares[1]	5.77%	1.29%	0.51%
MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	6.26%	-0.26%	0.45%

1After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Sergey Dubin and Babatunde Ojo serve as the portfolio managers of the Frontier Emerging Markets Portfolio. Mr. Dubin has held his position since January 2022 and Mr. Ojo has held his position since June 2014. Messrs. Dubin and Ojo are co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

The minimum initial investment in the Institutional Class of the Portfolio is $100,000. Additional purchases may be for any amount. You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Portfolio shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

Investment Objectives and Investment Process

Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently offers nine portfolios including the Global Equity Portfolio, International Equity Portfolio, International Developed Markets Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Portfolio, whose Institutional shares are offered in this Prospectus (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio has its own investment objective, strategy, and policies. The Fund is advised by Harding Loevner. There is no assurance that a Portfolio will achieve its investment objective.

The investment objectives, policies, and risks of the Portfolios are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940 (the “1940 Act”), as amended, as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the applicable Portfolio (a “majority vote”).

Certain Portfolios have names that suggest a focus on a particular type of investment or a particular country or geographic region. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name (“80% Policy”). Each 80% Policy is “non-fundamental,” which means that it may be changed without shareholder approval. Each Portfolio will provide its shareholders with at least 60 days’ notice of any change in the Portfolio’s 80% Policy.

The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolios’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolios may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolios may miss certain investment opportunities if they use such temporary defensive strategies and thus may not achieve their investment objectives.

Investment Objectives

The investment objective of each Portfolio is:

Portfolio	Objective
Global Equity	Seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity	Seeks long-term capital appreciation through investments in equity securities of companies based outside the United States
International Developed Markets Equity	Seeks long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States
International Small Companies	Seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets	Seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets ex China	Seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets
Chinese Equity	Seeks long-term capital appreciation through investments in equity securities of Chinese companies
Frontier Emerging Markets	Seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

Investment Process

Harding Loevner believes investing in the shares of high-quality growing businesses at reasonable prices leads to superior risk-adjusted returns over the long-term. The firm manages the Portfolios utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four parts: (1) Initial Qualification of companies for further research; (2) In-Depth Research into the businesses of qualified candidates; (3) Valuation and Rating of securities of potential investments; and (4) Portfolio Construction by selecting from analyst-rated securities to create diversified and non-diversified portfolios from the most-promising opportunities.

Harding Loevner seeks to invest in companies meeting its key investment criteria: (i) competitive advantage; (ii) sustainable growth; (iii) financial strength; and (iv) quality management. In the Initial Qualification stage, analysts draw upon their research experience and examine fundamental data to identify high quality, growing companies that appear qualified for further in-depth investigation. Sources for investment ideas include, but are not limited to, investigations into the competitors, suppliers and customers of existing companies under research, as well as management interviews, investor conferences and trade shows. The qualitative factors analysts consider when evaluating a new company include the global competitive structure of its industry, the apparent sustainability of the company’s competitive

25

advantages, and the quality of its management. Analysts augment their qualitative research with quantitative analysis of a number of quality-growth metrics.

Companies that appear qualified on these key criteria are then examined more intensively. Research activities include analyzing annual reports and other company disclosures, reviewing specialized industry journals, participating in industry and investment conferences, and conducting interviews with company management (both of the target and other industry participants). Using a proprietary scoring system known as the Quality Assessment (“QA”) framework, investment analysts assess qualified companies on ten quality and growth characteristics, including environmental, social and governance (“ESG”) risks and opportunities. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparing businesses across different countries and industries.

To evaluate the investment potential of the strongest candidates, analysts use a multi-stage cash-flow return on investment approach to construct financial models incorporating their forecasts for long-term growth in earnings and cash flows. The financial models include adjustments based upon the QA score. Analysts primarily use a discounted cash flow analysis to estimate the value of companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, analysts also set out expectations for the future business performance of the company (“mileposts”). These mileposts provide analysts with an indelible record of their expectations for the business and form the basis of ongoing review of the company’s progress.

In constructing portfolios, Harding Loevner’s portfolio managers select among the analyzed securities. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections, and the requirement to observe portfolio diversification guidelines, as applicable.

A holding is reduced or removed from a Portfolio if and when it: (i) grows to too large a proportion of the portfolio, in terms of its impact on portfolio risk; (ii) becomes substantially overpriced in relation to its estimated value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities. The Emerging Markets ex China Portfolio may gain exposure to the Chinese economy, as a consequence of the direct or indirect exposure that companies in which the Portfolio invests have to China.

ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Harding Loevner assesses ESG risks and opportunities because they may impact the long-term sustainability of companies’ businesses and cash flows, and thus their share prices. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends.

For each company under research coverage, the responsible analyst uses checklists and other tools to systematically assess the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the sustainability of the company’s profitable growth. These tools provide a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. Analysts’ research of ESG risks and opportunities may affect their long-term forecasts of companies’ growth, profit margins, capital intensity, or competitive positions. Analysts also use an ESG scorecard to assign scores for the E, S, and G pillars overall, which are then aggregated in equal proportion to determine an overall ESG score for each company. A company’s ESG score is a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

26

Additional Information on Portfolio Investment Strategies and Risks

Other Investment Strategies

The Global Equity, International Equity, International Small Companies, Chinese Equity and International Developed Markets Equity Portfolios may each invest up to 20%, and the Institutional Emerging Markets, Frontier Emerging Markets and Emerging Markets ex China Portfolios may each invest up to 35%, of their respective total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolios may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes, and variable rate notes. Up to 20% of such securities may be rated below investment grade, that is, rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) and in unrated securities judged to be of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). However, a Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.

Risks Associated with the Portfolios’ Investment Policies and Techniques

The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described in the “Portfolio Summary” section of each Portfolio in this Prospectus. Additional information concerning those principal risks and the additional risks that apply to each Portfolio are set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent a Portfolio from achieving its investment objective.

Market Risk. The value of the securities in which a Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as wars, natural disasters, epidemics and pandemics, terrorism, conflicts, recessions, inflation/deflation, supply chain disruptions and social unrest) adversely impact the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Price changes may be temporary or last for extended periods. A Portfolio’s investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors.

Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies.

Chinese Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of a Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise. The value of China’s currency, the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the People’s Republic of China, the (“PRC”), United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The RMB is currently not a freely convertible currency. The Chinese government places strict regulations on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of the PRC may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy. These restrictions may adversely affect a Portfolio and its investments.

Risks Associated with Investing in Chinese Companies. Investing in Chinese companies involves a higher degree of risk than investing in companies located in, or otherwise principally exposed to, other regions and economies, including one or more of the following risks:

China. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. There is also the risk that the U.S. government or foreign governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as a Portfolio) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of China to take retaliatory measures. Currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries may have negative effects on the economies and securities markets in which Chinese companies operate.

Investments in China involve risk of a total loss due to government action or inaction or other adverse circumstances. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, among other methods. The Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct

27

investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions.

In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Furthermore, U.S. regulatory authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, in certain emerging markets, including China. Investments in Chinese companies are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemic disease, acts of terrorism and other catastrophes) in China could also have a negative impact on a Portfolio.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States.

In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of a Portfolio’s investments.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries and, therefore, disclosure of certain material information may not be made. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the quality of the audits performed in China for Chinese companies in which a Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. Consequently, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States, which may result in the unavailability of material information about issuers.

In November 2020, the President of the United States issued an Executive Order (the “Order”), which went into effect on January 11, 2021, to prohibit, among other things, any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s military. In June 2021, the Order was amended to also prohibit any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s surveillance technology sector. In December 2020, the President of the United States signed into law the Holding Foreign Companies Accountable Act (“HFCAA”), which requires companies publicly listed on stock exchanges in the United States to declare they are not owned or controlled by any foreign government. The Order, HFCAA or similar future actions by the United States government, may limit the securities in which a Portfolio may invest and may impair the liquidity or market price of securities held by the Portfolio.

Recent developments in relations between the United States, other trading partners, and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariff or trade restrictions (and threats thereof) could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Portfolio’s direct or indirect investments in China, and therefore, the Portfolio.

Investing in certain China-related securities, such as Chinese A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs, has certain associated risks including a lack of certainty regarding how PRC securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges will be applied; underdeveloped concepts of beneficial ownership and associated rights (i.e., participation in corporate actions and shareholder meetings); limitations on the ability to pursue claims against the issuer; and untested PRC trading, clearance and settlement procedures. A Portfolio may gain economic exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In a VIE structure, a China-based operating company (“Operating Company”) typically establishes an offshore shell company (“Shell Company”) in another jurisdiction, such as the Cayman Islands, which then enters into service and other contracts with the Operating Company and issues shares on a foreign exchange, like the New York Stock Exchange. Investors in VIEs hold stock in the Shell Company rather than directly in the Operating Company and the Shell Company may not own stock or other equity in the Operating Company. Certain Chinese companies have used VIEs to facilitate foreign investment because of Chinese governmental prohibitions or restrictions on non-Chinese ownership of companies in certain industries in China. Through a VIE arrangement, the Operating Companies indirectly raise capital from U.S. investors without distributing ownership of the Operating Companies to U.S. investors.

28

Investments in VIEs are subject to unique risks in addition to those generally associated with investments in China. For example, breaches of the contractual arrangements, changes in Chinese law with respect to enforceability or permissibility of these arrangements or failure of these contracts to function as intended would likely adversely affect an investment in a VIE. In addition, VIEs are also subject to the risk of inconsistent and unpredictable application of Chinese law, that the Shell Company may lose control over the Operating Company and that the equity owners of the Operating Company may have interests conflicting with those of the Shell Company’s investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities may take positions which result in increased tax liabilities. Thus, an investor, such as a Portfolio, faces the risk and uncertainty of future actions or intervention by the government of China at any time and without notice that could suddenly and significantly affect VIEs and the enforceability of the Shell Company’s contractual arrangements with the Operating Company. If these risks materialize, the value and liquidity of investments in VIEs could be significantly adversely affected and a Portfolio could incur significant losses with no recourse available.

Hong Kong. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on a Portfolio’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

China is Hong Kong’s largest trading partner, both in terms of exports and imports. Changes in China’s economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

Under the Basic Law of the Hong Kong Special Administrative Region (“SAR”) of the PRC, Hong Kong is exclusively in charge of its internal affairs and external relations, while the government of the PRC is responsible for its foreign affairs and defense. As a separate customs territory, Hong Kong maintains and develops relations with foreign states and regions. In July 2020, the Chinese Standing Committee of the National People’s Congress enacted the Law of the People’s Republic of China on Safeguarding National Security in the Hong Kong SAR. In the same month, Hong Kong ceased being afforded preferential economic treatment by the United States under U.S. law, and there remains uncertainty as to how the economy of Hong Kong will be affected. Accordingly, it cannot be assured that Hong Kong’s status as a SAR of the PRC will remain unaffected, thereby further affecting its current relations with foreign states and regions. Any further changes in China’s policies could adversely affect market conditions and the performance of Hong Kong’s economy. There can be no assurance that there will be no additional political or social unrest or that such unrest will not lead to the disruption of the economic, political and social conditions of Hong Kong.

Taiwan. The relationship between China and Taiwan is particularly sensitive, and hostilities between China and Taiwan may present a risk to a Portfolio’s investments in China. The actual or potential escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value or liquidity of investments in China and/or Taiwan, or make investments in China and Taiwan impractical or impossible.

Macau. Although Macau is a SAR of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Hong Kong, Taiwan and Macau do not exercise the same level of control over their economies as does the PRC. Therefore, changes to their political and economic relationships with the PRC could adversely impact a Portfolio’s investments in companies based in Hong Kong, Taiwan and Macau.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and geopolitical, political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities, or disrupt settlement, clearing and registration of securities and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, a Portfolio may be forced to sell or otherwise dispose of investments at inopportune times or prices. Certain foreign investments may also be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use

29

such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and the Portfolio elects to pass-through such taxes to the investors. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.

Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements. Because of this volatility, such investments are better suited for long-term investors.

Risks of Investing in Russia. Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of a Portfolio’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia recently took actions that impact the custody of securities of Russian issuers and may be detrimental to a Portfolio’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. As a result, a Portfolio’s investments in Russian securities may be subject to problems relating to custody, which can result in losses to the Portfolio. Russia is also alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which a Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Portfolio to buy, sell, receive or deliver those securities and/or assets. In addition, the removal of economic sanctions that have previously been in place, may decrease a Portfolio’s liquidity, cause a Portfolio to violate certain regulatory limitations or otherwise disrupt the management of a Portfolio.

Geopolitical Risk. The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities a Portfolio owns and the markets in which the securities trade. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Portfolio may decline in value due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, epidemics and pandemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions. Further, the recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolios’ performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of a Portfolio.

Geographic Risk. Concentration of the investments of a Portfolio in issuers located in a particular country or region will subject such Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions, and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

ESG Integration. Harding Loevner’s integration of ESG-related risks and opportunities as part of its investment process may impact a Portfolio’s performance, including relative to similar funds that do not consider such risks and opportunities. Harding Loevner’s assessment of ESG-related risks and opportunities in the course of identifying and selecting investments requires subjective judgment, which may turn out to be incorrect. Such assessment is also made more difficult when relevant data about a company is limited. A company’s ESG-related risks and opportunities or Harding Loevner’s assessment of such risks and opportunities may change over time.

30

Small- and Mid-Capitalization Companies. Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification, or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.

Participation Notes. Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, a Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. A Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.

NAV Risk. The net asset value of a Portfolio and the value of your investment will fluctuate.

Depositary Receipts Risk. ADRs as well as other forms of depositary receipts, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities, including foreign exchange risk as well as the political, economic, and social risks of the underlying issuer’s country.

Financials Sector Risk. To the extent a Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in that sector. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, bank failures and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.

Concentration Risk. The Frontier Emerging Markets Portfolio may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. At any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political, and other factors that affect that industry group. Investment opportunities in many frontier emerging market countries may be concentrated in the banking industry. In many frontier emerging markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded. The banking industry is a comparatively narrow segment of the economy generally, including in frontier emerging market countries and, therefore, the Portfolio may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries. Issuers in the banking industry may be subject to additional risks such as increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Please refer to the Portfolio’s SAI for further information relating to concentration.

Investment Style Risk. Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. One style will underperform other styles over certain periods when that style is out of favor or does not respond as positively to market or other events. The Portfolios may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. There may be market and economic conditions under which an investment philosophy emphasizing high business quality and earnings growth, as is applied to the Portfolios, will underperform other investment styles. At times, the market may place a greater emphasis on current dividends or to discount prospective returns on capital investment for future growth, which would tend to favor a value style of investing.

Management Risk. A strategy used by Harding Loevner may fail to produce the intended results or expected returns, causing a Portfolio to lose value or fail to meet its investment objective or underperform funds with similar investment objectives and strategies.

Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

31

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

Counterparty (or Default) Risk. An issuer of fixed-income securities held by a Portfolio or a counterparty to a derivative transaction entered into by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Portfolio does not reasonably expect to be able to be sold or disposed of in current market conditions within seven business days or less without the sale or disposition significantly changing the market value of the investment and includes securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, although the Portfolios do not expect to, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit a Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

High Yield/High Risk Securities. The Portfolios may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. Junk bonds typically offer a higher yield, but involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. None of the Portfolios may invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.

Derivatives and Hedging. Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries. The Portfolios may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities, and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolios. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent a Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used. To the extent a Portfolio engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Portfolio’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Portfolio.

Options and Futures. The Portfolios may purchase or sell options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specific date typically in exchange for a premium received by the Portfolio. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times, or for prices higher or lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding disclosure of each Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter

32

end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

33

Management of the Fund

Investment Adviser

Harding Loevner serves as investment adviser to the Fund’s Portfolios. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of December 31, 2024, Harding Loevner managed approximately $43.4 billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.

Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to each Portfolio pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio, purchasing and selling securities on behalf of the Portfolios, and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio’s investment objective, policies, and restrictions. Harding Loevner also provides office space, equipment, and personnel necessary to manage the Portfolios. Harding Loevner bears the expense of providing the above services to each Portfolio.

The aggregate annualized advisory fees paid by each Portfolio, excluding any applicable waivers or reimbursements, to Harding Loevner during the fiscal year ended October 31, 2024 as a percentage of each Portfolio’s average daily net assets were:

Portfolio	Aggregate Advisory Fees
Global Equity	0.74%
International Equity	0.67%
International Small Companies	0.95%
Chinese Equity Portfolio	0.92%
Institutional Emerging Markets	0.93%
Frontier Emerging Markets	1.28%
Emerging Markets ex China Portfolio	0.92%
International Developed Markets Equity Portfolio	0.70%

Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication, and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.

Advisory Contract Approval

A discussion of the basis for the Board of Directors’ approval of the Advisory Agreement is available in the Fund’s report on Form N-CSR to shareholders for the period ended October 31, 2024.

Portfolio Management

Pradipta Chakrabortty has been a portfolio manager and an analyst since 2008. As an analyst, he focuses on frontier emerging market companies. Mr. Chakrabortty graduated from BIRLA Institute of Technology & Science (Pilani, India) in 1994, received an MBA in Finance and Marketing from XLRI School of Management (Jamshedpur, India) in 1998, and received an MBA in Finance from University of Pennsylvania, the Wharton School, in

2008. He joined Harding Loevner in 2008. Mr. Chakrabortty serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio, the Chinese Equity Portfolio, and as a portfolio manager for the Emerging Markets ex China Portfolio. Mr. Chakrabortty has held his position with the Institutional Emerging Markets Portfolio since January 2015, the Chinese Equity Portfolio since December 2020, the Institutional Emerging Markets Portfolio and the Emerging Markets ex China Portfolio since September 2022.

Uday Cheruvu, CFA has been a portfolio manager since January 2024 and an analyst since 2020. As an analyst, he focuses on global communication services companies. Mr. Cheruvu graduated from University of Melbourne in 2001 and received a Master’s in Applied Finance from Macquarie University in 2005. He joined Harding Loevner in 2020. Mr. Cheruvu serves as a portfolio manager for the International Equity Portfolio, the International Developed Markets Equity Portfolio. Mr. Cheruvu has held his position with each of the International Equity Portfolio and the International Developed Markets Equity Portfolio since January 2024.

Sean Contant, CFA has been a portfolio manager since September 2024 and an analyst since 2011. As an analyst, he focuses on industrials. Mr. Contant graduated from the University of Massachusetts, Amherst in 2011 and joined Harding Loevner that same year. He has served as a portfolio manager for the Global Equity Portfolio since September 2024.

Scott Crawshaw has been a portfolio manager since 2014 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Crawshaw graduated from University of Bristol in 1995. From 2004 to 2014, Mr. Crawshaw was a senior portfolio manager and research analyst for Russell Investments. He joined Harding Loevner in 2014. Mr. Crawshaw serves as a co-lead portfolio manager for the Institutional Emerging Markets Portfolio and as a portfolio manager for the Emerging Markets ex China Portfolio. Mr. Crawshaw has held his position with the Institutional Emerging Markets Portfolio since June 2014 and the Emerging Markets ex China Portfolio since September 2022.

Sergey Dubin, CFA has been a portfolio manager since 2022 and an analyst since 2015. As an analyst, he focuses on emerging markets companies. Mr. Dubin graduated from Syracuse University in 1997. He joined Harding Loevner in 2015. Mr. Dubin serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio. Mr. Dubin has held his position with the Frontier Emerging Markets Portfolio since January 2022.

Lee Gao has been a portfolio manager since 2023 and an analyst since 2020. As an analyst, he focuses on Chinese companies. Mr. Gao graduated from Harvard University in 2006. He joined Harding Loevner in 2020. Mr. Gao serves as a portfolio manager for the Institutional Emerging Markets Portfolio and the Emerging Markets ex China Portfolio. Mr. Gao has held his position with each of the Institutional Emerging Markets Portfolio and the Emerging Markets ex China Portfolio since January 2023.

Samuel Hosseini CFA, ACA has been a portfolio manager since September 2024 and an analyst since 2017. As an analyst, he focuses on health care and consumer discretionary companies. Mr. Hosseini graduated from Imperial College London in 2009. He joined Harding Loevner in 2017. He has served as a portfolio manager for the International Small Companies Portfolio since September 2024.

34

Jingyi Li has been a portfolio manager since 2019 and an analyst since 2010. As an analyst, he focuses on industrials, utilities, and Chinese companies. Mr. Li graduated from Shanghai Jiaotong University in 1998 and received an MBA from the Yale School of Management in 2005. He joined Harding Loevner in 2010. Mr. Li serves as a co-lead portfolio manager for the Global Equity Portfolio and as a portfolio manager for the Chinese Equity Portfolio. Mr. Li has held his position with the Global Equity Portfolio since February 2019 and the Chinese Equity Portfolio since December 2020.

Babatunde Ojo, CFA has been a portfolio manager since 2014 and an analyst since 2012. As an analyst, he focuses on frontier emerging markets companies. Mr. Ojo graduated from University of Lagos in 2002. He received an MBA in Finance and Management from University of Pennsylvania, the Wharton School, in 2012 and joined Harding Loevner that same year. Mr. Ojo serves as a co-lead portfolio manager for the Frontier Emerging Markets Portfolio and as a portfolio manager for the Emerging Markets ex China Portfolio and the Institutional Emerging Markets Portfolio. Mr. Ojo has held his position with the Frontier Emerging Markets Portfolio since June 2014 and with each of the Emerging Markets ex China Portfolio and the Institutional Emerging Markets Portfolio since January 2024.

Jafar Rizvi, CFA has been a portfolio manager since 2011 and an analyst since 2008. As an analyst, he focuses on communication services, consumer discretionary, and international small companies. Mr. Rizvi graduated from Aligarh University in 1988 and from J Nehru University in 1990. He received an MBA from Baruch College, The City University of New York in 1998 and an MPA from Columbia University’s School of International & Public Affairs in 2010. He joined Harding Loevner in 2008. Mr. Rizvi serves as a co-lead portfolio manager for the International Small Companies Portfolio. Mr. Rizvi has held his position with the International Small Companies Portfolio since June 2011.

Ferrill Roll, CFA has been a co-lead portfolio manager since 2001, an analyst since 1996, Co-Chief Investment Officer from 2016 to 2020 and Chief Investment Officer since 2020. As an analyst, he focuses on financials companies. Mr. Roll graduated from Stanford University in 1980 and joined Harding Loevner in 1996. Mr. Roll serves as a co-lead portfolio manager for the International Equity Portfolio and as a portfolio manager for the International Developed Markets Equity Portfolio. Mr. Roll has held his position with the International Equity Portfolio since October 2004 and the International Developed Markets Equity Portfolio since September 2022.

Richard Schmidt, CFA has been a portfolio manager and analyst since 2011. As an analyst, he focuses on consumer staples companies. Mr. Schmidt graduated from Georgetown University in 1986. He joined Harding Loevner in 2011. Mr. Schmidt serves as a co-lead portfolio manager for the Global Equity Portfolio. Mr. Schmidt has held his position with the Global Equity Portfolio since February 2015.

Moon Surana, CFA has been a portfolio manager since 2015 and an analyst since 2009. As an analyst, she focuses on financials companies. Ms. Surana graduated from Manipal Institute of Technology in 2005 and received an MS in Financial Engineering from the University of Michigan in 2008. She joined Harding Loevner in 2009. Ms. Surana serves as a portfolio manager for the Global Equity Portfolio. Ms. Surana has held her position with the Global Equity Portfolio since January 2022.

Patrick Todd, CFA has been a portfolio manager since 2017 and an analyst since 2012 when he joined Harding Loevner. As an analyst, he focuses on health care and real estate companies. Mr. Todd graduated from Harvard University in 2002 and received an MBA in Applied Value Investing from Columbia Business School in 2011. Mr. Todd serves as a portfolio manager for the International Equity Portfolio and the International Developed Markets Equity Portfolio. Mr. Todd has held his position with the International Equity Portfolio since January 2017 and the International Developed Markets Equity Portfolio since September 2022.

Anix Vyas, CFA has been a portfolio manager since 2018 and an analyst since 2013. As an analyst, he focuses on industrials and materials companies. Mr. Vyas graduated from Fordham University in 2002 and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2010. He joined Harding Loevner in 2013. Mr. Vyas serves as a co-lead portfolio manager for the International Small Companies Portfolio. Mr. Vyas has held his position with the International Small Companies Portfolio since April 2018.

Andrew West, CFA has been a portfolio manager since 2014 and an analyst since 2006. From 2011 to 2019, he also served as Manager of Investment Research. As an analyst, he focuses on consumer discretionary and industrials companies. Mr. West graduated from the University of Central Florida in 1991 and received an MBA in Finance and International Business from New York University, Leonard N. Stern School of Business, in 2003. He joined Harding Loevner in 2006. Mr. West serves as a co-lead portfolio manager for the International Equity Portfolio and as a portfolio manager for the International Developed Markets Equity Portfolio. Mr. West has held his position with the International Equity Portfolio since June 2014, the International Developed Markets Equity Portfolio since September 2022.

Wenting Shen, CFA has been a portfolio manager for the Chinese Equity Portfolio since its inception in 2020 and an analyst at the Adviser since 2016. Ms. Shen graduated from Peking University in 2009 and received an MBA from UCLA Anderson School of Management in 2014. She joined Harding Loevner in 2016. Prior to joining Harding Loevner, Ms. Shen was an equity analyst at Del Rey Global Investors, LLC from 2014 to 2016. Ms. Shen serves as a co-lead portfolio manager for the Chinese Equity Portfolio. Ms. Shen has held her position with the Chinese Equity Portfolio since December 2020.

Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.

Portfolio Expenses

Each Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to each Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of each Portfolio for the period during which the waiver or reimbursement is in effect.

35

Shareholder Information

Determination of Net Asset Value

The “net asset value” per share (“NAV”) of the Portfolios is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). Each Class or Portfolio determines its NAV per share by subtracting that Class or Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments or the portion of a Portfolio’s investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolios may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolios do not price their shares, the value of the Portfolios’ assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolios’ shares.

Each Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available, as defined by Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the fair value of the Portfolio’s investments may be determined in good faith pursuant to Rule 2a-5 and in accordance with procedures approved by the Board of Directors as discussed below.

Fair Valuation. Because trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing prices. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios.

Additionally, any securities for which market quotations are not readily available, as defined in Rule 2a-5, are priced by Harding Loevner, as valuation designee, at “fair value as determined in good faith” pursuant to Rule 2a-5 and in accordance with procedures approved by and under the general supervision of the Board of Directors.

Purchase and Redemption of Shares

Purchases. The minimum initial investment in the Institutional Class of the Global Equity Portfolio, the International Equity Portfolio, the International Small Companies Portfolio, the Chinese Equity Portfolio and Institutional Class of the Frontier Emerging Markets Portfolio is $100,000. The minimum initial investment in the Institutional Class of the Institutional Emerging Markets Portfolio is $500,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees, brokerage commissions, or other different, or additional fees; 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.

The investment strategies used by Harding Loevner to manage the Funds have capacity limitations. In circumstances where the amount of total exposure to a strategy or investment type for a Fund is, in the opinion of Harding Loevner, capacity constrained, Harding Loevner, in consultation with the Board, reserves the right to close the Fund to new investors, impose restrictions on new investments in the Fund, or require investors to demonstrate eligibility to buy shares of a Portfolio before an investment is accepted.

The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Fund offers shares of each Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order.

You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Institutional Class shares of the Portfolios. In addition to Institutional Class, each Portfolio also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Institutional Class shares. Information regarding these other share classes is included in the Prospectus for the applicable share class and may also be obtained from your Intermediary or from Harding Loevner by calling the number on the back cover of the Prospectus.

Generally, shares will be available for purchase by new and existing shareholders, including investors who purchase shares of a Portfolio directly or through financial intermediaries, and by participants in retirement or employee benefit plans. However, the Fund reserves the right to: (1) limit an investor’s ability to purchase shares through certain financial intermediaries; (2) limit the ability of financial intermediaries to acquire shares on behalf of their customers; and (3) prohibit any financial intermediary from increasing the allocation to a Portfolio in model portfolios. In each case, the Fund will consider whether additional purchases are expected to negatively impact a Portfolio or its shareholders as a whole.

36

The investment strategies used by Harding Loevner to manage the Funds have capacity limitations. In circumstances where the amount of total exposure to a strategy or investment type for a Fund is, in the opinion of Harding Loevner, capacity constrained, Harding Loevner, in consultation with the Board, reserves the right to close the Fund to new investors, impose restrictions on new investments in the Fund, or require investors to demonstrate eligibility to buy shares of a Portfolio before an investment is accepted.

The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of a Portfolio, please call (877) 435-8105.

You may purchase shares of a Portfolio utilizing the following methods:

Wire Transfer. Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than by the close of business (normally 4:00 p.m. New York Time), to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received. Portfolio shares are normally issued upon receipt of payment by cash, check, or wire transfer.

Check. A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:

Regular Mail:

Harding, Loevner Funds, Inc.

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Delivery:

The Northern Trust Company

Attn: Harding, Loevner Funds, Inc.

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, Illinois 60604

The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of a Portfolio’s shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt.

Payment of redemption proceeds made by check or wire will normally be made within one to three Business Days following receipt of the redemption request, or at other times in accordance with the requirements of your intermediary.

For Shares held directly with the Fund, payment of redemption proceeds by wire will normally be made on the next Business Day following receipt of the redemption order. For payment by check, the Portfolios typically expect to mail the check on the next Business Day following receipt of the redemption order.

For Shares held through financial intermediaries, the length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Portfolio. For redemption proceeds that are paid directly to you by a Portfolio, the Portfolio typically expects to make payments by wire or by mailing a check on the next Business Day following the Portfolio’s receipt of a redemption order from the financial intermediary. For payments that are made to your financial intermediary for transmittal to you, the Portfolios expect to pay redemption proceeds to the financial intermediary within one to three Business Days following the Portfolio’s receipt of the redemption order from the financial intermediary.

Payment of redemption proceeds may take longer than the time a Portfolio typically expects (due to circumstances including, but not limited to, holiday-related or other stock exchange closure in the markets where the Portfolios invest) and may take up to seven days, as permitted by the 1940 Act.

For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday.

37

If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.

The Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio. When a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested following a redemption, such shareholder will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments. If such shareholder does not make additional investments, then the Portfolio may close the account or convert the shares in the account to another share class (See “Share Class Conversions” below).

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder, and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.

Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program, using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include Signature Guarantee if a shareholder:

•	wishes to change its authorized agent;

•	wishes to redeem shares within 10 Business Days of changing the account address of record;

•	wishes to change the account designated to receive redemption proceeds; or

•	requests that a check be mailed to a different address than the record address.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

Generally, all redemptions will be for cash. Periodically, the Portfolios may satisfy redemption requests by accessing a line of credit or overdraft facility. On a less regular basis, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolios may satisfy redemption requests by distributing redemption proceeds in-kind (instead of cash) or by borrowing through other sources. While the Portfolios do not generally use redemptions in-kind, the Fund reserves the right to redeem from any Portfolio in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Portfolio’s receipt of the redemption order.

Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

Restrictions on Frequent Trading. Frequent purchases and sales of a Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.

Exchange Privilege. Institutional Class shares of the Portfolios may be exchanged for shares of another Portfolio or class of the Fund (excluding Institutional Class Z) based on the respective NAV of the shares involved in the exchange, if: (i) the shareholder wishing to exchange shares resides in a state where the Portfolio and class of shares to be acquired are qualified for sale; and

38

(ii) the investment meets the minimum initial investment requirement for the Portfolio and class of shares to be acquired.

The following table includes the minimum initial investment required by each class of each Portfolio.

Portfolio	Minimum Initial Investment (by Class)
	$5,000		$100,000	$500,000
Global Equity	Advisor Class	†	Institutional Class
International Equity	Investor Class	†	Institutional Class
International Small Companies	Investor Class	†	Institutional Class
Institutional Emerging Markets				Institutional Class
Emerging Markets†	Advisor Class	†
Frontier Emerging Markets	Investor Class	†	Institutional Class
Chinese Equity			Institutional Class
Emerging Markets ex China			Institutional Class
International Developed Markets Equity			Institutional Class

† Not offered in this Prospectus.

An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105.

In addition, a shareholder holding shares of a Portfolio through fee-based (advisory) programs of certain intermediaries may decide to transfer such shares to a brokerage (non-advisory) account of such intermediaries. The shareholder may have these shares exchanged by their intermediary to a different class of shares of the same Portfolio as a result of the transfer of the shares to a brokerage account with the intermediary. Such exchanges will be effected on the basis of the relative NAV of the two share classes, without the imposition of any fees or other charges by the relevant Portfolio. The fees and expenses of the new class may be higher than those of the previously held class. It is expected that the intermediary will treat the exchange as a non-taxable event. Shareholders should carefully review information in the applicable Prospectus regarding share class features, including exchanges, or contact their intermediary for more information. The relevant share class may be described in a separate Prospectus for each Portfolio.

Share Class Conversions. If a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested, the Global Equity, International Equity, Institutional Emerging Markets, International Small Companies, and Frontier Emerging Markets, may convert the shareholder’s Institutional Class to Investor Class or Advisor Class shares (as applicable) of the same Portfolio, at which time the shareholder’s account will be subject to the requirements of Investor Class or Advisor Class shares, respectively. Such shareholder will be notified and will be allowed 60 days to make additional investments before any conversion occurs. Any such conversion will occur at the relative NAV of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, shares held by such participants or clients will be converted to Investor Class shares as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account and such participant or client is not otherwise eligible to purchase Institutional Class of the Portfolio. A conversion between share classes of the same Portfolio is generally not a taxable event.

Subject to the approval of the Fund, Institutional Class shares of a Portfolio may be exchanged for Institutional Class Z shares of the Global Equity Portfolio, Institutional Emerging Markets Portfolio, International Equity Portfolio, International Small Companies Portfolio or Frontier Emerging Markets Portfolio (which are not offered in this Prospectus) based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale.

Dividends

Each Class of the Portfolios will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.

Tax Considerations

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law. The Portfolios are not managed to maximize tax efficiency for taxable shareholders, although in certain situations, the Portfolios may decide to take into account the tax effects of investment decisions.

Federal Income Taxes. Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from a Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.

39

Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of a Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.

If a shareholder buys shares of a Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).

The Portfolios (or their administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.

If more than 50% of the value of a Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by a Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.

The Portfolios may be required to withhold U.S. federal income tax at the applicable rate on all distributions payable to shareholders if they fail to provide the Portfolios with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolios, as discussed in more detail in the SAI.

State and Local Taxes. A Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio. The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

Shareholder Communications

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, Illinois 60604 or by calling the Fund (toll-free) at (877) 435-8105.

40

When the Fund sends financial reports, notices, prospectuses, and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. This will continue indefinitely, unless you notify us otherwise. Should you wish to receive individual copies of materials, please call the Transfer Agent at (877) 435-8105. Once we have received your instructions, you will begin receiving individual copies for each account at the same address within 30 days.

41

Distribution of Fund Shares

Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund, and Quasar, under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolios. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of non-distribution related functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio or Class (except Institutional Class Z, which is not offered in this Prospectus) is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary up to 0.25% of its average daily net assets attributable to that intermediary (subject to any applicable fee waiver and/or expense reimbursement). Because of the fee waivers and/or expense reimbursements applicable to the Portfolios during the fiscal year ended October 31, 2024, Harding Loevner paid a portion of the Portfolios’ share of these fees during that period.

In addition, Harding Loevner may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries that distribute shares of the Portfolios or provide account maintenance, record keeping and transactional services. Harding Loevner may also share with financial advisors and 529 Plan managers and/or administrators certain marketing expenses or pay for the opportunity to distribute the Portfolios, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Portfolios receive as proceeds from such sales. Such payments may differ as to amount among financial intermediaries based on various factors, including levels of assets and/or sales (based on gross or net sales) or some other criteria. In some circumstances, the payments may relate to the Portfolios’ inclusion on a financial intermediary’s preferred list of funds offered to its clients and may create an incentive for a broker-dealer, or other financial intermediary, or its representatives to recommend or offer shares of the Portfolios to its customers over other funds that do not have sponsors making similar payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Portfolios. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

42

Financial Highlights

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years or since inception, if less than five years. Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Portfolios’ reports on Form N-CSR for the fiscal year ended October 31, 2024, which are incorporated by reference in this Prospectus and the SAI. Information on how to obtain the Form N-CSR, semi-annual and annual reports for the Portfolios is found on the back cover of this Prospectus.

	Global Equity Portfolio Institutional Class
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$33.96	$30.85	$53.93	$42.41	$35.38

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)(1)	0.12	0.06	(0.04)	(0.14)	(0.06)

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	9.78	3.05	(15.63)	14.30	7.33

Net increase (decrease) from investment operations	9.90	3.11	(15.67)	14.16	7.27

Distributions to Shareholders from:

Net investment income	(0.12)	—	—	—	(0.24)

Net realized gain from investments	(0.09)	—	(7.41)	(2.64)	—

Total distributions	(0.21)	—	(7.41)	(2.64)	(0.24)

Net asset value, end of year	$43.65	$33.96	$30.85	$53.93	$42.41

Total Return	29.22%	10.08%	(33.35)%	34.57%	20.63%

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$497,165	$668,735	$753,480	$1,354,918	$1,043,741

Expenses to average net assets	0.90%	0.89%	0.85%	0.88%	0.92%

Expenses to average net assets (net of fees waived/reimbursed)	0.89%	0.89%	0.85%	0.88%	0.92%

Net investment income (loss) to average net assets	0.30%	0.19%	(0.10)%	(0.28)%	(0.15)%

Portfolio turnover rate	27%	28%	37%	59%	63%

(1)	Net investment income per share was calculated using the average shares outstanding method.

43

	International Equity Portfolio Institutional Class
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$23.26	$21.42	$30.69	$23.76	$22.72

Increase (Decrease) in Net Assets from Operations

Net investment income(1)	0.48	0.40	0.41	0.34	0.23

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.59	2.03	(8.93)	6.80	1.19

Net increase (decrease) from investment operations	5.07	2.43	(8.52)	7.14	1.42

Distributions to Shareholders from:

Net investment income	(0.51)	(0.59)	(0.43)	(0.21)	(0.38)

Net realized gain from investments	(0.47)	—	(0.32)	—	—

Total distributions	(0.98)	(0.59)	(0.75)	(0.21)	(0.38)

Net asset value, end of year	$27.35	$23.26	$21.42	$30.69	$23.76

Total Return	22.10%	11.22%	(28.42)%	30.16%	6.25%

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$10,503,765	$10,656,826	$11,113,757	$18,268,498	$13,596,900

Expenses to average net assets	0.82%	0.81%	0.79%	0.80%	0.81%

Expenses to average net assets (net of fees waived/reimbursed)	0.82%	0.81%	0.79%	0.80%	0.81%

Net investment income to average net assets	1.80%	1.61%	1.58%	1.17%	1.01%

Portfolio turnover rate	22%	18%	16%	14%	17%

(1)	Net investment income per share was calculated using the average shares outstanding method.

44

	International Developed Markets Equity Portfolio Institutional Class
	2024	2023	2022(1)

Net asset value, beginning of year	$11.30	$10.34	$10.00

Increase (Decrease) in Net Assets from Operations

Net investment income(2)	0.21	0.24	0.01

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.28	0.76	0.33

Net increase (decrease) from investment operations	2.49	1.00	0.34

Distributions to Shareholders from:

Net investment income	(0.21)	(0.02)	—

Net realized gain from investments	—	(0.02)	—

Total distributions	(0.21)	(0.04)	—

Net asset value, end of year	$13.58	$11.30	$10.34

Total Return	22.17%	9.64%	3.40%	(A)

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$96,805	$82,587	$1,987

Expenses to average net assets	0.98%	1.09%	23.52%	(B)

Expenses to average net assets (net of fees waived/reimbursed)	0.79%	0.80%	0.80%	(B)

Net investment income to average net assets	1.63%	1.96%	1.00%	(B)

Portfolio turnover rate	28%	25%	3%	(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 28, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

45

	International Small Companies Portfolio Institutional Class
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$15.56	$15.20	$22.80	$17.14	$15.64

Increase (Decrease) in Net Assets from Operations

Net investment income(1)	0.19	0.19	0.15	0.06	0.08

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.23	0.52	(7.07)	5.63	1.53

Net increase (decrease) from investment operations	2.42	0.71	(6.92)	5.69	1.61

Distributions to Shareholders from:

Net investment income	(0.20)	(0.12)	(0.07)	(0.03)	(0.11)

Net realized gain from investments	—	(0.23)	(0.61)	—	—

Total distributions	(0.20)	(0.35)	(0.68)	(0.03)	(0.11)

Net asset value, end of year	$17.78	$15.56	$15.20	$22.80	$17.14

Total Return	15.57%	4.51%	(31.20)%	33.16%	10.34%

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$320,175	$332,794	$457,624	$549,895	$337,166

Expenses to average net assets	1.18%	1.15%	1.11%	1.16%	1.34%

Expenses to average net assets (net of fees waived/reimbursed)	1.14%	1.15%	1.11%	1.14%	1.15%

Net investment income to average net assets	1.07%	1.11%	0.84%	0.29%	0.50%

Portfolio turnover rate	17%	37%	24%	13%	30%

(1)	Net investment income per share was calculated using the average shares outstanding method.

46

	Institutional Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$16.78	$15.97	$25.59	$21.23	$21.25

Increase (Decrease) in Net Assets from Operations

Net investment income(1)	0.23	0.24	0.19	0.09	0.12

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.93	0.74	(9.63)	4.37	0.19

Net increase (decrease) from investment operations	3.16	0.98	(9.44)	4.46	0.31

Distributions to Shareholders from:

Net investment income	(0.26)	(0.17)	(0.18)	(0.10)	(0.33)

Net asset value, end of year	$19.68	$16.78	$15.97	$25.59	$21.23

Total Return	18.95%	6.07%	(37.14)%	21.03%	1.38%

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$597,470	$1,709,335	$2,302,000	$5,774,486	$4,847,707

Expenses to average net assets	1.16%	1.16%	1.12%	1.22%	1.28%

Expenses to average net assets (net of fees waived/reimbursed)	1.06%	1.09%	1.10%	1.15%	1.28%

Net investment income to average net assets	1.28%	1.32%	0.91%	0.33%	0.59%

Portfolio turnover rate	30%	27%	24%	13%	23%

(1)	Net investment income per share was calculated using the average shares outstanding method.

47

	Emerging Markets ex China Portfolio Institutional Class
	2024	2023	2022(1)

Net asset value, beginning of year	$9.95	$9.77	$10.00

Increase (Decrease) in Net Assets from Operations

Net investment income(2)	0.16	0.19	0.01

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.53	0.03	(0.24)

Net increase (decrease) from investment operations	1.69	0.22	(0.23)

Distributions to Shareholders from:

Net investment income	(0.19)	(0.04)	—

Net realized gain from investments	(0.18)	—	—

Total distributions	(0.37)	(0.04)	—

Net asset value, end of year	$11.27	$9.95	$9.77

Total Return	17.05%	2.30%	(2.30)%	(A)
Ratios/Supplemental Data:

Net assets, end of year (000’s)	$3,490	$3,307	$3,039

Expenses to average net assets	4.01%	5.71%	13.55%	(B)

Expenses to average net assets (net of fees waived/reimbursed)	1.05%	1.08%	1.10%	(B)

Net investment income to average net assets	1.39%	1.75%	0.99%	(B)

Portfolio turnover rate	42%	25%	1%	(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 14, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

48

	Chinese Equity Portfolio Institutional Class
	2024	2023	2022	2021(1)

Net asset value, beginning of year	$5.21	$5.02	$9.36	$10.00

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)(2)	0.06	0.02	0.02	(0.02)

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.26	0.19	(4.33)	(0.62)

Net increase (decrease) from investment operations	0.32	0.21	(4.31)	(0.64)

Distributions to Shareholders from:

Net investment income	(0.04)	(0.02)	(0.03)	—

Net asset value, end of year	$5.49	$5.21	$5.02	$9.36

Total Return	6.15%	4.18%	(46.20)%	(6.40)%	(A)

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$2,873	$2,683	$2,600	$3,942

Expenses to average net assets	4.18%	4.15%	4.01%	7.00%	(B)

Expenses to average net assets (net of fees waived/reimbursed)	1.15%	1.15%	1.15%	1.15%	(B)

Net investment income (loss) to average net assets	1.21%	0.33%	0.27%	(0.23)%	(B)

Portfolio turnover rate	31%	24%	42%	17%	(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 16, 2020 (commencement of operations) through October 31, 2021.
(2)	Net investment income per share was calculated using the average shares outstanding method.

49

	Frontier Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$6.68	$6.80	$8.97	$6.92	$7.80

Increase (Decrease) in Net Assets from Operations

Net investment income(1)	0.16	0.15	0.14	0.06	0.10

Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.56	(0.11)	(2.24)	2.12	(0.82)

Net increase (decrease) from investment operations	1.72	0.04	(2.10)	2.18	(0.72)

Distributions to Shareholders from:

Net investment income	(0.13)	(0.16)	(0.07)	(0.13)	(0.16)

Net asset value, end of year	$8.27	$6.68	$6.80	$8.97	$6.92

Total Return	26.00%	0.41%	(23.56)%	31.74%	(9.50)%

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$61,850	$57,367	$74,804	$96,905	$73,376

Expenses to average net assets	1.58%	1.74%	1.60%	1.64%	1.68%

Expenses to average net assets (net of fees waived/reimbursed)	1.58%	1.74%	1.60%	1.64%	1.68%

Net investment income to average net assets	2.11%	2.16%	1.85%	0.75%	1.44%

Portfolio turnover rate	16%	26%	18%	30%	21%

(1)	Net investment income per share was calculated using the average shares outstanding method.

50

Harding, Loevner Funds, Inc. (The “Fund”)

Privacy Notice

The Fund collects nonpublic personal information about you from the following sources:

•	Information, such as your name, address, social security number, assets, and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

•	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

51

Investment Company Act file number 811-07739 Harding, Loevner Funds, Inc. c/o Northern Trust Attn: Funds Center, Floor 38 333 South Wabash Avenue Chicago, IL 60604 (877) 435-8105 www.hardingloevnerfunds.com Availability of Additional Information About the Fund The SAI, dated February 28, 2025, as may be supplemented thereafter, containing additional information about the Fund and each Portfolio, has been filed with the Securities and Exchange Commission (the ‘‘Commission’’) and is incorporated by reference into this Prospectus. Additional information about each Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual and semi-annual reports, you will find a brief discussion of market conditions and Portfolio analysis that affected the Portfolio’s performance during its last fiscal year. To order free copies of the Fund’s annual or semi-annual report or its SAI, to request other information about the Fund, and to make general shareholder inquiries, call (toll free) 1(877) 435-8105, or write to the following address: Harding, Loevner Funds, Inc. c/o The Northern Trust Company P.O. Box 4766 Chicago, Illinois 60680-4766 The SAI and the Fund’s annual and semi-annual reports are also available free of charge on Harding Loevner’s website at hardingloevnerfunds.com. Reports and other information about the Fund are also available on the EDGAR database on the Commission’s Internet site at SEC.gov or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.